SHELTON INTERNATIONAL SELECT EQUITY FUND
Portfolio of Investments (Expressed in U.S. Dollars) September 30, 2019

Security Description	Shares	Value
Common Stock (93.34%)

Belgium (2.13%)
KBC Group NV	21,680	1,409,151

Canada (7.39%)
CAE Inc	65,650	1,669,017
Constellation Software Inc/Canada	1,420	1,419,088
Element Fleet Management Corp	226,000	1,809,366
		4,897,471

China (3.56%)
Alibaba Group Holding Ltd	4,505	753,371
Ping An Insurance Group Co of China Ltd	139,600	1,603,564
Total China		2,356,935

Colombia (2.67%)
Bancolombia SA	35,770	1,768,827

Denmark (2.45%)
Ambu A/S	98,150	1,626,625

Finland (2.81%)
Nokia Oyj	368,118	1,862,677

France (13.78%)
L'Oreal SA	7,659	2,145,075
Thales SA	14,960	1,720,642
BNP Paribas SA	22,178	1,080,052
Safran SA	12,735	2,005,501
TOTAL SA	17,271	901,620
Valeo SA	39,500	1,281,122
Total France		9,134,012

Germany (6.81%)
adidas AG	4,225	1,315,732
Beiersdorf AG	12,970	1,529,937
MTU Aero Engines AG	6,280	1,669,167
Total Germany		4,514,836

Great Britain (5.18%)
Intertek Group PLC	26,970	1,820,621
Unilever NV	26,856	1,612,166
Total Great Britain		3,432,787

Hong Kong (6.25%)
Techtronic Industries Co Ltd	231,500	1,610,879
AIA Group Ltd	267,700	2,528,661
		4,139,540

Indonesia (3.35%)
Bank Rakyat Indonesia Persero Tbk PT	7,651,150	2,220,693

Ireland (2.86%)
CRH PLC	55,001	1,894,203

Japan (11.87%)
ITOCHU Corp	95,700	1,975,542
Komatsu Ltd	46,400	1,062,595
Santen Pharmaceutical Co Ltd	124,000	2,154,726
Daikin Industries Ltd	9,900	1,298,931
Nomura Research Institute Ltd	69,000	1,373,296
Total Japan		7,865,090

Netherlands (3.11%)
ASML Holding NV	8,294	2,060,395

Norway (2.32%)
Aker BP ASA	57,506	1,540,506

Singapore (3.50%)
DBS Group Holdings Ltd	128,150	2,316,690

Switzerland (6.77%)
Givaudan SA	592	1,652,839
Nestle SA	14,644	1,587,410
dormakaba Holding AG	1,921	1,239,697
Total Switzerland		4,479,946

Taiwan (3.28%)
Taiwan Semiconductor Manufacturing Co Ltd	46,730	2,172,010

Thailand (3.25%)
Bangkok Bank PCL	375,500	2,160,798

Total Common Stock (Cost $55,423,165)		61,853,192

United States Treasury Bills (4.97%)
United States Treasury Bill	3,300,000	3,296,535

Total Investments (Cost $55,423,165) (a) (98.31%)		65,149,727
Other Net Assets (1.69%)		1,122,400
Net Assets (100.00%)		66,272,127

*	Non-income producing security. (a) Aggregate cost for federal income tax purpose is $55,479,471

At September 30, 2019, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$7,674,978
Unrealized depreciation	(1,301,258)
Net unrealized appreciation	$6,373,720

Fair Value Measurements -

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at September 30, 2019 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)	Total
Fund	Investments, in securities (b)	Investments, in securities (c)	Investments, in securities
BDC Income Fund	$6,436,574		$70,287	$6,506,861
Real Estate Income Fund	6,135,029		-	6,135,029
International Select Equity Fund	61,853,192	3,296,535	-	65,149,727
Shelton Tactical Credit Fund	16,186	98,855,667	27,912	98,899,765
Total investments in securities	$74,424,795	$3,296,535	$70,287	$77,791,617

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.